Equipment (Tables)	6 Months Ended
Sep. 30, 2025
Equipment [Abstract]
Schedule of Equipment
Computer equipment
Cost
Opening balance, April 1, 2024	5,727
Additions	6,428
At September 30, 2024	12,155
At March 31, 2025	15,604
Additions	228
At September 30, 2025	15,832

Accumulated Depreciation
Opening balance, April 1, 2024	(240)
Charge for the period	(1,789)
At September 30, 2024	(2,029)
At March 31, 2025	(4,508)
Charge for the period	(2,634)
At September 30, 2025	(7,142)

Carrying Value
At March 31, 2025	11,096
At September 30, 2025	8,690